UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund 2 Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.5	2.2
Valeant Pharmaceuticals International, Inc.	1.9	2.8
Altice SA	1.5	1.6
Laureate Education, Inc.	1.4	2.2
Freeport-McMoRan, Inc.	1.4	0.7
	8.7

Top Five Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.2	11.4
Healthcare	11.5	13.3
Telecommunications	9.1	8.9
Banks & Thrifts	6.5	6.3
Cable/Satellite TV	5.6	4.4

Quality Diversification (% of fund's net assets)

As of February 28, 2017
BBB	1.0%
BB	30.4%
B	42.6%
CCC,CC,C	16.1%
Not Rated	0.4%
Equities	1.1%
Short-Term Investments and Net Other Assets	8.4%

As of August 31, 2016
BBB	1.0%
BB	31.6%
B	41.6%
CCC,CC,C	18.8%
Not Rated	0.6%
Equities	0.6%
Short-Term Investments and Net Other Assets	5.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Nonconvertible Bonds	79.2%
Convertible Bonds, Preferred Stocks	1.1%
Common Stocks	0.1%
Bank Loan Obligations	6.5%
Other Investments	4.7%
Short-Term Investments and Net Other Assets (Liabilities)	8.4%

 * Foreign investments - 22.9%

As of August 31, 2016*
Nonconvertible Bonds	80.4%
Convertible Bonds, Preferred Stocks	0.5%
Common Stocks	0.1%
Bank Loan Obligations	8.2%
Other Investments	5.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 24.3%

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.3%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (a)	$838,000	$620,644
Diversified Financial Services - 0.0%
Ensco Jersey Finance Ltd. 3% 1/31/24 (b)	430,000	438,331

TOTAL CONVERTIBLE BONDS		1,058,975

Nonconvertible Bonds - 79.2%
Aerospace - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	790,000	830,401
Orbital ATK, Inc. 5.5% 10/1/23	695,000	722,800
		1,553,201
Air Transportation - 0.2%
Allegiant Travel Co. 5.5% 7/15/19	735,000	757,050
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	319,248	329,624
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	162,363
XPO Logistics, Inc. 6.125% 9/1/23 (b)	725,000	761,250
		2,010,287
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (b)	1,160,000	1,180,300
Penske Automotive Group, Inc. 5.5% 5/15/26	940,000	933,608
Tenneco, Inc. 5% 7/15/26	655,000	656,638
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,415,000	1,443,300
		4,213,846
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
4.25% 4/15/21	2,345,000	2,418,281
5.75% 11/20/25	5,405,000	5,709,031
BNP Paribas SA 6.75% (b)(c)(d)	1,555,000	1,586,858
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,315,000	5,379,593
		15,093,763
Broadcasting - 0.5%
AMC Networks, Inc. 5% 4/1/24	170,000	171,595
CBS Radio, Inc. 7.25% 11/1/24 (b)	615,000	656,513
Gray Television, Inc. 5.875% 7/15/26 (b)	620,000	628,723
iHeartCommunications, Inc.:
9% 9/15/22	780,000	627,900
10.625% 3/15/23	1,205,000	1,000,150
11.25% 3/1/21 (b)	915,000	748,013
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)	910,000	928,200
		4,761,094
Building Materials - 0.9%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	1,175,000	1,208,781
Building Materials Corp. of America:
5.5% 2/15/23 (b)	1,185,000	1,232,400
6% 10/15/25 (b)	1,165,000	1,237,813
CEMEX Finance LLC 6% 4/1/24 (b)	1,260,000	1,308,825
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	790,000	896,492
Ply Gem Industries, Inc. 6.5% 2/1/22	840,000	865,368
U.S. Concrete, Inc.:
6.375% 6/1/24	445,000	470,588
6.375% 6/1/24 (b)	430,000	454,725
USG Corp. 5.5% 3/1/25 (b)	495,000	525,938
		8,200,930
Cable/Satellite TV - 5.0%
Altice SA 7.75% 5/15/22 (b)	12,655,000	13,461,756
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	1,620,000	1,688,850
5.5% 5/15/26 (b)	3,150,000	3,256,313
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	670,000	697,638
5.125% 5/1/23 (b)	1,665,000	1,727,438
5.125% 5/1/27 (b)	1,750,000	1,817,813
5.5% 5/1/26 (b)	1,160,000	1,231,050
5.75% 9/1/23	1,160,000	1,216,550
5.875% 4/1/24 (b)	2,245,000	2,407,763
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	760,000	767,843
5.125% 12/15/21 (b)	1,654,000	1,683,474
CSC Holdings, Inc. 5.5% 4/15/27 (b)	2,075,000	2,134,656
DISH DBS Corp.:
5% 3/15/23	865,000	888,788
5.875% 7/15/22	550,000	589,875
6.75% 6/1/21	1,122,000	1,237,005
7.75% 7/1/26	385,000	450,450
Unitymedia KabelBW GmbH 6.125% 1/15/25 (b)	1,680,000	1,776,600
Virgin Media Finance PLC 4.875% 2/15/22	845,000	752,050
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	930,000	953,148
VTR Finance BV 6.875% 1/15/24 (b)	940,000	996,400
Ziggo Bond Finance BV 6% 1/15/27 (b)	775,000	777,906
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	3,170,000	3,209,625
		43,722,991
Capital Goods - 1.7%
AECOM Technology Corp. 5.75% 10/15/22	465,000	489,994
Amsted Industries, Inc. 5% 3/15/22 (b)	470,000	474,700
Belden, Inc. 5.25% 7/15/24 (b)	1,595,000	1,600,981
CNH Industrial NV 4.5% 8/15/23	775,000	787,013
General Cable Corp. 5.75% 10/1/22 (d)	8,479,000	8,309,420
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	3,345,000	2,341,500
SPX Flow, Inc.:
5.625% 8/15/24 (b)	385,000	395,588
5.875% 8/15/26 (b)	385,000	390,775
		14,789,971
Chemicals - 4.4%
A. Schulman, Inc. 6.875% 6/1/23 (b)	2,425,000	2,558,375
Axalta Coating Systems 4.875% 8/15/24 (b)	1,160,000	1,183,200
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,401,188
10% 10/15/25	1,455,000	1,767,825
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,635,000	1,518,506
5.15% 3/15/34	1,270,000	1,203,325
5.375% 3/15/44	2,520,000	2,236,500
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	2,250,000	2,351,250
Koppers, Inc. 6% 2/15/25 (b)	875,000	910,000
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,365,000	4,277,700
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)	2,875,000	0
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,725,000	1,802,625
The Chemours Co. LLC:
6.625% 5/15/23	1,985,000	2,106,581
7% 5/15/25	4,570,000	4,964,163
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	375,000	396,563
Tronox Finance LLC 6.375% 8/15/20	7,055,000	7,178,463
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	335,000	353,425
Versum Materials, Inc. 5.5% 9/30/24 (b)	480,000	502,200
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	645,000	678,863
5.625% 10/1/24 (b)	1,095,000	1,163,438
		38,554,190
Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	45,000	46,463
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,134,788
Wolverine World Wide, Inc. 5% 9/1/26 (b)	775,000	734,313
		1,915,564
Containers - 2.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.289% 5/15/21 (b)(d)	2,120,000	2,175,650
4.625% 5/15/23 (b)	3,885,000	3,952,988
6% 6/30/21 (b)	1,145,000	1,187,938
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	2,290,000	2,364,425
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	374,581
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)	385,000	371,044
Graphic Packaging International, Inc. 4.125% 8/15/24	670,000	664,975
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	925,000	962,000
5.375% 1/15/25 (b)	1,870,000	1,928,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	1,605,000	1,663,181
Sealed Air Corp. 5.25% 4/1/23 (b)	870,000	913,500
Silgan Holdings, Inc. 4.75% 3/15/25 (b)	1,190,000	1,197,438
		17,756,158
Diversified Financial Services - 3.8%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	770,000	764,225
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	2,096,419
Aircastle Ltd.:
5% 4/1/23	755,000	795,581
5.125% 3/15/21	1,210,000	1,291,675
5.5% 2/15/22	970,000	1,046,388
CIT Group, Inc.:
5% 8/15/22	925,000	980,500
5.375% 5/15/20	1,600,000	1,712,000
FLY Leasing Ltd.:
6.375% 10/15/21	4,525,000	4,706,000
6.75% 12/15/20	590,000	618,025
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,960,000	1,991,850
6% 8/1/20	650,000	676,007
6.25% 2/1/22 (b)	445,000	459,463
6.75% 2/1/24 (b)	435,000	451,313
ILFC E-Capital Trust I 4.67% 12/21/65 (b)(d)	1,170,000	1,099,800
ILFC E-Capital Trust II 4.92% 12/21/65 (b)(d)	1,750,000	1,638,438
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	359,000	313,228
International Lease Finance Corp. 5.875% 8/15/22	570,000	643,291
MSCI, Inc.:
4.75% 8/1/26 (b)	495,000	497,723
5.75% 8/15/25 (b)	520,000	553,800
Navient Corp.:
5% 10/26/20	345,000	346,622
6.625% 7/26/21	675,000	703,688
SLM Corp.:
4.875% 6/17/19	1,665,000	1,698,300
7.25% 1/25/22	605,000	630,713
8% 3/25/20	2,370,000	2,571,142
Springleaf Financial Corp. 8.25% 12/15/20	1,195,000	1,313,006
Tervita Escrow Corp. 7.625% 12/1/21 (b)	3,260,000	3,406,700
		33,005,897
Diversified Media - 2.3%
Clear Channel Worldwide Holdings, Inc. Series A:
6.5% 11/15/22	2,220,000	2,242,200
7.625% 3/15/20	3,434,000	3,373,905
Lamar Media Corp. 5.75% 2/1/26	535,000	575,125
MDC Partners, Inc. 6.5% 5/1/24 (b)	8,020,000	7,749,325
National CineMedia LLC 5.75% 8/15/26	775,000	790,500
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)	875,000	881,563
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	4,760,000	4,902,800
		20,515,418
Energy - 11.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25	865,000	876,894
5.75% 5/20/27	760,000	763,800
Antero Resources Corp.:
5.125% 12/1/22	890,000	894,450
5.625% 6/1/23 (Reg. S)	815,000	825,188
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	1,012,275
Baytex Energy Corp.:
5.125% 6/1/21 (b)	275,000	250,250
5.625% 6/1/24 (b)	830,000	759,392
Calfrac Holdings LP 7.5% 12/1/20 (b)	875,000	807,188
Callon Petroleum Co. 6.125% 10/1/24 (b)	335,000	349,238
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	545,000	551,813
Chesapeake Energy Corp.:
4.875% 4/15/22	1,640,000	1,469,440
5.375% 6/15/21	2,430,000	2,235,600
5.75% 3/15/23	745,000	677,950
6.125% 2/15/21	606,000	584,790
8% 12/15/22 (b)	868,000	917,910
8% 1/15/25 (b)	435,000	431,738
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	4,325,000	4,465,563
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	655,000	632,075
Concho Resources, Inc.:
4.375% 1/15/25	1,730,000	1,755,950
5.5% 4/1/23	60,000	62,100
Continental Resources, Inc.:
4.5% 4/15/23	770,000	754,600
5% 9/15/22	3,420,000	3,488,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	315,000	326,813
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,681,650
Denbury Resources, Inc.:
4.625% 7/15/23	3,020,000	2,355,600
5.5% 5/1/22	2,150,000	1,773,750
Ensco PLC:
4.5% 10/1/24	780,000	670,800
5.2% 3/15/25	420,000	371,700
5.75% 10/1/44	1,156,000	901,680
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	435,000	435,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	430,000	420,325
FTS International, Inc. 6.25% 5/1/22	1,790,000	1,691,550
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	2,275,000	2,178,313
5.75% 10/1/25 (b)	810,000	803,925
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	575,000	603,750
Hornbeck Offshore Services, Inc.:
5% 3/1/21	40,000	25,900
5.875% 4/1/20	75,000	49,875
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	435,000	436,088
7.5% 11/1/23 (b)	1,115,000	1,173,538
Noble Holding International Ltd.:
4.625% 3/1/21	455,000	431,113
5.25% 3/15/42	620,000	412,300
6.05% 3/1/41	755,000	572,384
7.2% 4/1/25 (d)	1,040,000	1,007,500
7.75% 1/15/24	4,145,000	4,053,603
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	960,000	997,200
NRG Yield Operating LLC 5% 9/15/26 (b)	775,000	759,500
Pacific Drilling SA 5.375% 6/1/20 (b)	445,000	205,813
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	575,000	580,750
6.25% 6/1/24 (b)	165,000	173,352
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	2,760,000	2,773,800
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	155,000	157,713
PDC Energy, Inc. 6.125% 9/15/24 (b)	290,000	299,425
Peabody Securities Finance Corp.:
6% 3/31/22 (b)	280,000	285,600
6.375% 3/31/25 (b)	350,000	357,000
Range Resources Corp. 5% 3/15/23 (b)	385,000	372,969
Rice Energy, Inc.:
6.25% 5/1/22	445,000	454,737
7.25% 5/1/23	325,000	343,688
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	770,000	756,525
5.625% 11/15/23	845,000	823,875
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (d)	3,215,000	3,535,761
5.75% 5/15/24	1,360,000	1,505,275
6.25% 3/15/22	1,810,000	2,041,825
SM Energy Co.:
5% 1/15/24	1,345,000	1,260,938
5.625% 6/1/25	1,995,000	1,887,769
6.125% 11/15/22	1,980,000	1,994,850
6.5% 11/15/21	650,000	664,625
6.5% 1/1/23	1,650,000	1,654,125
6.75% 9/15/26	520,000	529,100
Southwestern Energy Co.:
4.1% 3/15/22	3,725,000	3,315,250
5.8% 1/23/20 (d)	2,470,000	2,445,300
Summit Midstream Holdings LLC 5.75% 4/15/25	665,000	674,975
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	355,000	362,100
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	1,680,000	1,705,200
6.375% 4/1/23	2,245,000	2,267,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,317,488
5.125% 2/1/25 (b)	470,000	488,800
5.25% 5/1/23	330,000	340,725
5.375% 2/1/27 (b)	470,000	489,975
6.375% 8/1/22	311,000	321,108
6.75% 3/15/24	235,000	256,738
Teine Energy Ltd. 6.875% 9/30/22 (b)	600,000	624,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	882,000	909,563
6.125% 10/15/21	890,000	928,938
6.25% 10/15/22	2,075,000	2,220,250
Transocean, Inc. 9% 7/15/23 (b)	770,000	829,675
Weatherford International Ltd.:
6.5% 8/1/36	540,000	498,150
7% 3/15/38	975,000	918,938
Weatherford International, Inc. 6.8% 6/15/37	1,000,000	942,500
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,180,000	1,280,300
Whiting Petroleum Corp.:
5.75% 3/15/21	535,000	532,325
6.25% 4/1/23	235,000	235,588
WPX Energy, Inc.:
6% 1/15/22	1,195,000	1,220,394
8.25% 8/1/23	730,000	817,600
		98,303,306
Entertainment/Film - 0.7%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (b)	785,000	802,914
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	1,500,000	1,558,125
5.625% 2/15/24	400,000	420,000
5.875% 3/15/25	2,285,000	2,402,106
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)	1,089,984	843,886
		6,027,031
Environmental - 0.8%
Covanta Holding Corp.:
5.875% 3/1/24	1,787,000	1,816,039
6.375% 10/1/22	1,081,000	1,114,781
7.25% 12/1/20	825,000	847,688
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	2,780,000	2,891,200
		6,669,708
Food & Drug Retail - 2.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	2,405,000	2,409,509
6.625% 6/15/24 (b)	1,255,000	1,330,300
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(d)	8,285,000	3,334,713
9.25% 2/15/19 (b)	7,234,000	6,094,645
Performance Food Group, Inc. 5.5% 6/1/24 (b)	500,000	518,750
Rite Aid Corp.:
6.75% 6/15/21	1,640,000	1,709,700
7.7% 2/15/27	364,000	434,980
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	6,255,000	5,129,100
		20,961,697
Food/Beverage/Tobacco - 3.6%
Bumble Bee Acquisition Corp. 9% 12/15/17 (b)	1,821,000	1,814,171
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	6,655,000	6,571,813
Cott Beverages, Inc.:
5.375% 7/1/22	70,000	71,750
6.75% 1/1/20	40,000	41,350
ESAL GmbH 6.25% 2/5/23 (b)	4,585,000	4,676,700
JBS Investments GmbH:
7.25% 4/3/24 (b)	2,160,000	2,300,400
7.75% 10/28/20 (b)	2,030,000	2,146,725
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	785,000	810,513
7.25% 6/1/21 (b)	605,000	623,150
7.25% 6/1/21 (b)	1,995,000	2,054,850
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	1,055,000	1,073,463
4.875% 11/1/26 (b)	635,000	644,843
Minerva Luxembourg SA 6.5% 9/20/26 (b)	2,320,000	2,302,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	420,000	444,150
Post Holdings, Inc.:
5% 8/15/26 (b)	570,000	551,116
5.5% 3/1/25 (b)	1,115,000	1,135,906
5.75% 3/1/27 (b)	865,000	875,276
7.75% 3/15/24 (b)	580,000	643,800
U.S. Foods, Inc. 5.875% 6/15/24 (b)	770,000	808,500
Vector Group Ltd. 6.125% 2/1/25 (b)	1,750,000	1,802,500
		31,393,576
Gaming - 1.3%
Boyd Gaming Corp. 6.375% 4/1/26	395,000	427,094
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	345,000	360,956
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	430,000	459,025
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	225,000	231,188
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)	1,100,000	1,069,750
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	770,550
8.625% 2/1/19	894,000	987,870
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	185,000	185,694
Scientific Games Corp.:
6.625% 5/15/21	2,055,000	1,931,700
7% 1/1/22 (b)	1,085,000	1,152,813
7% 1/1/22 (b)	800,000	851,000
10% 12/1/22	1,485,000	1,575,956
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	445,000	456,125
Wynn Macau Ltd. 5.25% 10/15/21 (b)	1,310,000	1,339,475
		11,799,196
Healthcare - 10.5%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	695,000	714,113
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	1,495,000	1,442,675
AmSurg Corp. 5.625% 7/15/22	985,000	1,025,631
Centene Corp. 4.75% 5/15/22	1,190,000	1,233,138
Community Health Systems, Inc.:
5.125% 8/1/21	5,385,000	5,290,763
6.875% 2/1/22	15,941,000	13,988,168
7.125% 7/15/20	1,285,000	1,207,900
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	725,000	744,938
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,295,000	1,303,016
5.125% 7/15/24	1,500,000	1,530,938
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)(d)	1,980,000	1,769,625
HCA Holdings, Inc.:
4.5% 2/15/27	775,000	773,063
5.25% 6/15/26	1,105,000	1,167,156
5.375% 2/1/25	3,515,000	3,677,569
5.875% 3/15/22	620,000	684,325
5.875% 5/1/23	1,150,000	1,250,625
5.875% 2/15/26	1,300,000	1,394,250
6.25% 2/15/21	1,045,000	1,137,744
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,020,000
5.75% 9/15/25	695,000	703,688
IMS Health, Inc. 5% 10/15/26 (b)	1,055,000	1,070,825
Kindred Healthcare, Inc.:
8% 1/15/20	4,905,000	4,954,050
8.75% 1/15/23	3,435,000	3,336,244
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.625% 10/15/23 (b)	900,000	864,000
5.75% 8/1/22 (b)	730,000	715,400
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	490,000	494,900
5.5% 5/1/24	575,000	590,813
6.375% 3/1/24	735,000	784,613
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	3,915,000	3,494,138
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,010,000	3,010,000
5.5% 2/1/21	2,645,000	2,744,188
Teleflex, Inc. 4.875% 6/1/26	1,345,000	1,355,088
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,143,400
4.4634% 6/15/20 (d)	1,235,000	1,250,438
4.5% 4/1/21	220,000	222,750
6% 10/1/20	395,000	418,700
8.125% 4/1/22	5,309,000	5,561,178
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	1,850,000	1,658,063
5.5% 3/1/23 (b)	2,050,000	1,652,813
5.625% 12/1/21 (b)	590,000	497,075
5.875% 5/15/23 (b)	5,025,000	4,089,094
6.125% 4/15/25 (b)	2,840,000	2,261,350
6.75% 8/15/21 (b)	800,000	712,000
7.25% 7/15/22 (b)	3,095,000	2,785,500
7.5% 7/15/21 (b)	1,785,000	1,639,969
VPI Escrow Corp. 6.375% 10/15/20 (b)	1,345,000	1,223,950
		92,589,864
Homebuilders/Real Estate - 1.4%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (b)	560,000	607,533
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	270,000	278,100
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	470,000	481,750
6.5% 12/15/20 (b)	815,000	838,961
Communications Sales & Leasing, Inc. 8.25% 10/15/23	305,000	330,544
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	807,938
Lennar Corp. 4.125% 1/15/22	865,000	875,813
Mattamy Group Corp. 6.875% 12/15/23 (b)	345,000	360,525
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)	500,000	235,000
5.25% 6/27/29 (Reg. S)	455,000	195,650
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	615,000	639,600
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	590,000	600,325
Starwood Property Trust, Inc. 5% 12/15/21 (b)	865,000	898,519
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	2,265,000	2,338,613
TRI Pointe Homes, Inc. 5.875% 6/15/24	300,000	310,500
WCI Communities, Inc. 6.875% 8/15/21	385,000	404,731
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	349,313
5.875% 1/31/25 (b)	580,000	580,725
7% 8/15/22	1,030,000	1,071,200
		12,205,340
Hotels - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	2,370,000	2,390,738
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)	1,080,000	1,068,120
		3,458,858
Leisure - 0.4%
Carlson Travel, Inc.:
6.75% 12/15/23 (b)	355,000	371,863
9.5% 12/15/24 (b)	640,000	684,800
Silversea Cruises 7.25% 2/1/25 (b)	385,000	401,363
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	615,000	636,525
7.25% 11/30/21 (b)	1,295,000	1,382,413
		3,476,964
Metals/Mining - 1.9%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)	280,000	298,200
Eldorado Gold Corp. 6.125% 12/15/20 (b)	440,000	452,100
First Quantum Minerals Ltd.:
7% 2/15/21 (b)	485,000	502,278
7.25% 5/15/22 (b)	245,000	253,269
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,985,000	1,843,569
3.875% 3/15/23	3,740,000	3,440,800
4.55% 11/14/24	4,150,000	3,880,250
5.4% 11/14/34	1,540,000	1,351,350
6.75% 2/1/22 (b)	805,000	837,200
6.875% 2/15/23 (b)	770,000	812,350
Murray Energy Corp. 11.25% 4/15/21 (b)	1,125,000	883,125
Novelis Corp. 5.875% 9/30/26 (b)	775,000	797,281
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	450,000	459,000
Teck Resources Ltd. 8.5% 6/1/24 (b)	715,000	834,763
Walter Energy, Inc. 9.5% 10/15/19 (b)(e)	770,000	0
		16,645,535
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	335,000	342,538
Louisiana-Pacific Corp. 4.875% 9/15/24	385,000	387,888
NewPage Corp. 11.375% 12/31/2114 (e)	4,077,567	0
		730,426
Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	1,135,000	1,165,191
Services - 3.1%
Algeco Scotsman Global Finance PLC 8.5% 10/15/18 (b)	1,150,000	1,118,375
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	5,460,000	4,804,800
APX Group, Inc.:
6.375% 12/1/19	868,000	892,955
7.875% 12/1/22	2,310,000	2,500,575
8.75% 12/1/20	2,205,000	2,282,175
Aramark Services, Inc.:
4.75% 6/1/26	770,000	771,925
5.125% 1/15/24	530,000	555,228
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (b)	555,000	544,594
Corrections Corp. of America 5% 10/15/22	570,000	581,400
Garda World Security Corp.:
7.25% 11/15/21 (b)	1,050,000	1,005,375
7.25% 11/15/21 (b)	150,000	143,250
Herc Rentals, Inc.:
7.5% 6/1/22 (b)	385,000	415,800
7.75% 6/1/24 (b)	385,000	423,500
Hertz Corp. 6.25% 10/15/22	935,000	892,925
IHS Markit Ltd. 5% 11/1/22 (b)	200,000	210,250
Laureate Education, Inc. 10% 9/1/19 (b)(d)	5,990,000	6,267,038
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	285,000	293,194
The GEO Group, Inc. 6% 4/15/26	345,000	359,145
The ServiceMaster Co. 5.125% 11/15/24 (b)	860,000	875,050
United Rentals North America, Inc.:
5.5% 5/15/27	600,000	613,236
5.875% 9/15/26	1,975,000	2,078,688
		27,629,478
Steel - 0.2%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	665,000	726,513
Commercial Metals Co. 4.875% 5/15/23	590,000	603,275
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	780,000	801,450
		2,131,238
Super Retail - 0.5%
Asbury Automotive Group, Inc. 6% 12/15/24	1,125,000	1,170,000
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	1,105,000	465,481
9% 3/15/19 (b)	695,000	317,963
DBP Holding Corp. 7.75% 10/15/20 (b)	2,085,000	1,553,325
JC Penney Corp., Inc.:
6.375% 10/15/36	281,000	214,965
7.4% 4/1/37	185,000	149,850
Netflix, Inc. 4.375% 11/15/26 (b)	430,000	426,238
		4,297,822
Technology - 3.0%
CDW LLC/CDW Finance Corp.:
5% 9/1/25	505,000	512,262
5.5% 12/1/24	495,000	519,750
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	1,370,000	633,625
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	915,000	1,044,244
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	1,540,000	1,663,668
5.875% 6/15/21 (b)	1,435,000	1,518,429
7.125% 6/15/24 (b)	800,000	883,933
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	3,090,000	3,256,088
Lucent Technologies, Inc.:
6.45% 3/15/29	3,375,000	3,729,375
6.5% 1/15/28	190,000	210,900
Micron Technology, Inc.:
5.25% 1/15/24 (b)	2,455,000	2,485,688
5.5% 2/1/25	850,000	877,625
7.5% 9/15/23 (b)	1,220,000	1,360,300
Nuance Communications, Inc. 5.625% 12/15/26 (b)	2,590,000	2,645,038
Open Text Corp. 5.875% 6/1/26 (b)	770,000	808,500
Parametric Technology Corp. 6% 5/15/24	280,000	298,900
Qorvo, Inc. 6.75% 12/1/23	445,000	485,050
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	705,000	715,575
Symantec Corp. 5% 4/15/25 (b)	800,000	821,155
VeriSign, Inc. 4.625% 5/1/23	695,000	708,900
Western Digital Corp.:
7.375% 4/1/23 (b)	815,000	894,463
10.5% 4/1/24	605,000	707,850
		26,781,318
Telecommunications - 8.8%
Altice Financing SA:
6.5% 1/15/22 (b)	2,900,000	3,034,125
6.625% 2/15/23 (b)	1,565,000	1,647,163
7.5% 5/15/26 (b)	2,370,000	2,544,788
Altice Finco SA:
7.625% 2/15/25 (b)	1,455,000	1,505,925
8.125% 1/15/24 (b)	2,665,000	2,858,213
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,200,000
Cincinnati Bell, Inc. 7% 7/15/24 (b)	775,000	819,563
Columbus International, Inc. 7.375% 3/30/21 (b)	1,815,000	1,931,396
CommScope Technologies Finance LLC 6% 6/15/25 (b)	405,000	433,350
Frontier Communications Corp.:
8.875% 9/15/20	455,000	482,300
10.5% 9/15/22	1,385,000	1,439,957
11% 9/15/25	4,155,000	4,175,775
GCI, Inc. 6.875% 4/15/25	1,835,000	1,903,813
Inmarsat Finance PLC 4.875% 5/15/22 (b)	395,000	395,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,385,000	1,961,663
7.5% 4/1/21	770,000	704,550
8% 2/15/24 (b)	1,085,000	1,177,225
Intelsat Luxembourg SA 7.75% 6/1/21	267,000	150,188
Level 3 Financing, Inc.:
5.125% 5/1/23	2,010,000	2,050,200
5.25% 3/15/26 (b)	790,000	796,913
5.375% 1/15/24	1,765,000	1,811,331
5.375% 5/1/25	335,000	345,888
5.625% 2/1/23	830,000	856,975
Neptune Finco Corp.:
6.625% 10/15/25 (b)	3,340,000	3,686,525
10.125% 1/15/23 (b)	1,175,000	1,360,063
10.875% 10/15/25 (b)	835,000	1,006,175
Sable International Finance Ltd. 6.875% 8/1/22 (b)	1,790,000	1,932,663
SFR Group SA:
6% 5/15/22 (b)	1,865,000	1,934,359
6.25% 5/15/24 (b)	695,000	705,418
7.375% 5/1/26 (b)	1,955,000	2,025,869
Sprint Capital Corp. 6.875% 11/15/28	1,685,000	1,796,631
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,381,578
Sprint Corp.:
7.125% 6/15/24	4,245,000	4,583,284
7.25% 9/15/21	2,850,000	3,106,500
7.875% 9/15/23	3,935,000	4,377,688
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,216,125
6% 4/15/24	1,840,000	1,964,200
6.125% 1/15/22	1,155,000	1,221,413
6.5% 1/15/26	630,000	692,213
6.625% 4/1/23	3,625,000	3,851,563
Telecom Italia Capital SA 6.375% 11/15/33	770,000	777,700
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	735,000	802,988
ViaSat, Inc. 6.875% 6/15/20	870,000	892,446
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	2,455,000	2,494,894
7.375% 4/23/21 (b)	290,000	301,963
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)	615,000	650,240
		76,988,799
Transportation Ex Air/Rail - 1.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,620,000	2,351,450
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	6,285,000	4,745,175
8.125% 2/15/19	2,475,000	2,094,469
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	420,000	399,000
Teekay Corp. 8.5% 1/15/20	3,525,000	3,525,000
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)	1,230,000	246,000
		13,361,094
Utilities - 3.9%
Calpine Corp. 5.5% 2/1/24	2,045,000	2,024,550
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	1,540,000	1,653,575
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,920,000	2,044,800
Dynegy, Inc.:
7.375% 11/1/22	2,585,000	2,539,763
7.625% 11/1/24	9,795,000	9,305,250
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,790,000	1,754,200
7% 6/15/23	3,075,000	3,059,625
InterGen NV 7% 6/30/23 (b)	6,150,000	5,596,500
NRG Energy, Inc. 7.875% 5/15/21	70,000	72,625
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	812,013	880,019
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	440,000	451,550
PPL Energy Supply LLC:
4.6% 12/15/21	1,095,000	901,733
6.5% 6/1/25	810,000	664,200
RJS Power Holdings LLC 4.625% 7/15/19 (b)(d)	1,260,000	1,225,350
The AES Corp.:
3.9307% 6/1/19 (d)	180,000	180,072
6% 5/15/26	1,515,000	1,560,450
		33,914,262

TOTAL NONCONVERTIBLE BONDS		696,624,013

TOTAL CORPORATE BONDS
(Cost $677,630,179)		697,682,988
	Shares	Value

Common Stocks - 0.1%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. (f)	13,838	462,466
Chassix Holdings, Inc. warrants 7/29/20 (f)	3,722	33,945

TOTAL AUTOMOTIVE & AUTO PARTS		496,411

Banks & Thrifts - 0.0%
CIT Group, Inc.	9,691	415,744
Environmental - 0.0%
Tervita Corp. Class A	10,214	71,672
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (g)	399	107,930
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)	78,000	97,500
TOTAL COMMON STOCKS
(Cost $5,195,166)		1,189,257

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.1%
Bank of America Corp. Series L 7.25% (f)	1,066	1,268,540
Energy - 0.4%
Chesapeake Energy Corp. Series A 5.75% (f)	4,800	3,090,000

TOTAL CONVERTIBLE PREFERRED STOCKS		4,358,540

Nonconvertible Preferred Stocks - 0.5%
Environmental - 0.5%
Tervita Corp. Series A	559,673	3,927,234
TOTAL PREFERRED STOCKS
(Cost $7,349,636)		8,285,774
	Principal Amount	Value

Bank Loan Obligations - 6.5%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	160,793	160,793
Broadcasting - 0.2%
CBS Radio, Inc. term loan 4.5% 10/17/23 (d)	1,770,566	1,786,058
Cable/Satellite TV - 0.6%
Charter Communication Operating LLC term loan:
2.79% 7/1/20 (d)	836,954	840,670
2.79% 1/3/21 (d)	1,189,107	1,194,018
Virgin Media Bristol LLC Tranche 1LN, term loan 3.52% 1/31/25 (d)	1,320,000	1,325,135
WideOpenWest Finance LLC Tranche B, term loan 4.5539% 8/19/23 (d)	1,541,138	1,551,247

TOTAL CABLE/SATELLITE TV		4,911,070

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 3.7703% 8/21/23 (d)	833,178	837,736
SRAM LLC. Tranche B, term loan 4.0396% 4/10/20 (d)	617,588	616,044

TOTAL CAPITAL GOODS		1,453,780

Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	963,683	970,159
Containers - 0.1%
Reynolds Group Holdings, Inc. Tranche B, term loan 3.7806% 2/5/23 (d)	1,177,050	1,185,878
Energy - 0.6%
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (d)	825,000	929,503
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (d)	3,640,000	3,481,878
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	1,168,974	875,632

TOTAL ENERGY		5,287,013

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3.0306% 1/31/21 (d)	721,875	724,763
Gaming - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	3,131,371	3,148,343
Healthcare - 1.0%
Community Health Systems, Inc. Tranche H, term loan 4.077% 1/27/21(d)	1,642,789	1,613,859
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (d)	626,220	614,478
Kindred Healthcare, Inc. Tranche B, term loan 4.3125% 4/9/21 (d)	1,181,359	1,173,243
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (d)	5,403,749	5,351,602

TOTAL HEALTHCARE		8,753,182

Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4.0345% 10/2/20 (d)	4,153,480	4,184,839
Services - 1.4%
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (d)	1,962,542	1,914,087
ARAMARK Corp. Tranche F, term loan 3.4982% 2/24/21 (d)	1,380,950	1,393,779
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (d)	2,053,656	2,054,087
Garda World Security Corp.:
term loan:
4% 11/8/20 (d)	104,738	105,130
4% 11/8/20 (d)	1,112,001	1,116,171
Tranche DD, term loan 4% 11/8/20 (d)	284,465	285,532
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (d)	5,896,221	5,948,874

TOTAL SERVICES		12,817,660

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 4.75% 6/14/21 (d)	691,525	697,576
Super Retail - 0.3%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (d)	1,757,864	1,561,756
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	1,193,143	1,180,472

TOTAL SUPER RETAIL		2,742,228

Technology - 0.3%
Information Resources, Inc. Tranche B 1LN, term loan 5.25% 1/18/24 (d)	185,000	187,198
Kronos, Inc. term loan 5.0339% 11/1/23 (d)	1,750,000	1,769,863
Renaissance Learning, Inc. Tranche 1LN, term loan 4.75% 4/9/21 (d)	819,139	818,116

TOTAL TECHNOLOGY		2,775,177

Telecommunications - 0.3%
Polycom, Inc. Tranche B, term loan 6.25% 9/27/23 (d)	743,460	748,665
Radiate Holdco LLC Tranche B, term loan 3.7806% 2/1/24 (d)	1,320,000	1,329,715
Sprint Communications, Inc. Tranche B, term loan 3.3125% 2/3/24 (d)	615,000	615,879

TOTAL TELECOMMUNICATIONS		2,694,259

Utilities - 0.4%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.03% 5/3/20 (d)	1,704,111	1,703,395
Cortes NP Acquisition Corp. Tranche B, term loan 6.0302% 11/30/23 (d)	1,141,853	1,149,938
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.0222% 12/14/23 (d)	360,000	362,081

TOTAL UTILITIES		3,215,414

TOTAL BANK LOAN OBLIGATIONS
(Cost $56,346,133)		57,508,192

Preferred Securities - 4.7%
Banks & Thrifts - 4.7%
Bank of America Corp.:
6.1% (c)(d)	1,850,000	2,025,156
6.25% (c)(d)	1,320,000	1,452,870
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,721,730
Barclays PLC:
6.625% (c)(d)	6,135,000	6,182,596
8.25% (c)(d)	1,460,000	1,574,853
Citigroup, Inc.:
5.875% (c)(d)	5,905,000	6,245,455
6.3% (c)(d)	910,000	977,975
Credit Agricole SA:
6.625% (b)(c)(d)	1,410,000	1,410,020
7.875% (b)(c)(d)	1,995,000	2,064,456
8.125% (b)(c)(d)	780,000	845,674
Credit Suisse Group AG:
6.25% (b)(c)(d)	560,000	574,374
7.5% (b)(c)(d)	855,000	939,631
Deutsche Bank AG 7.5% (c)(d)	710,000	707,337
Goldman Sachs Group, Inc. 5.375% (c)(d)	670,000	702,818
JPMorgan Chase & Co.:
5.3% (c)(d)	1,675,000	1,763,053
6.125% (c)(d)	470,000	508,530
6.75% (c)(d)	910,000	1,012,576
Lloyds Banking Group PLC 7.5% (c)(d)	1,960,000	2,106,301
Royal Bank of Scotland Group PLC:
7.5% (c)(d)	2,815,000	2,839,799
8% (c)(d)	590,000	598,735
8.625% (c)(d)	1,610,000	1,724,494
Societe Generale:
6% (b)(c)(d)	220,000	208,553
8% (b)(c)(d)	1,740,000	1,835,808
TOTAL PREFERRED SECURITIES
(Cost $39,152,559)		41,022,794
	Shares	Value

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.60% (h)
(Cost $66,741,520)	66,736,150	66,749,497
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $852,415,193)		872,438,502
NET OTHER ASSETS (LIABILITIES) - 0.8%		7,398,234
NET ASSETS - 100%		$879,836,736

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $334,997,714 or 38.1% of net assets.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,930 or 0.0% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	4/11/14 - 7/8/14	$771,969

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$135,400
Total	$135,400

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$496,411	$--	$--	$496,411
Energy	3,197,930	--	3,090,000	107,930
Financials	1,684,284	1,684,284	--	--
Industrials	3,998,906	--	--	3,998,906
Telecommunication Services	97,500	97,500	--	--
Corporate Bonds	697,682,988	--	697,682,988	--
Bank Loan Obligations	57,508,192	--	57,347,399	160,793
Preferred Securities	41,022,794	--	41,022,794	--
Money Market Funds	66,749,497	66,749,497	--	--
Total Investments in Securities:	$872,438,502	$68,531,281	$799,143,181	$4,764,040

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.1%
Canada	4.4%
Luxembourg	4.3%
United Kingdom	3.2%
Netherlands	1.8%
France	1.4%
Marshall Islands	1.3%
Ireland	1.3%
Cayman Islands	1.2%
Bermuda	1.1%
Austria	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $785,673,673)	$805,689,005
Fidelity Central Funds (cost $66,741,520)	66,749,497
Total Investments (cost $852,415,193)		$872,438,502
Cash		583,071
Receivable for investments sold
Regular delivery		7,368,625
Delayed delivery		928
Interest receivable		12,265,406
Distributions receivable from Fidelity Central Funds		33,102
Total assets		892,689,634
Liabilities
Payable for investments purchased	$9,316,321
Distributions payable	3,529,656
Other payables and accrued expenses	6,921
Total liabilities		12,852,898
Net Assets		$879,836,736
Net Assets consist of:
Paid in capital		$865,921,988
Distributions in excess of net investment income		(399,276)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,709,285)
Net unrealized appreciation (depreciation) on investments		20,023,309
Net Assets, for 7,736,169 shares outstanding		$879,836,736
Net Asset Value, offering price and redemption price per share ($879,836,736 ÷ 7,736,169 shares)		$113.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Dividends		$1,710,853
Interest		26,363,843
Income from Fidelity Central Funds		135,400
Total income		28,210,096
Expenses
Custodian fees and expenses	$11,898
Independent directors' fees and expenses	1,743
Total expenses before reductions	13,641
Expense reductions	(2,140)	11,501
Net investment income (loss)		28,198,595
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,711,471)
Fidelity Central Funds	2,241
Foreign currency transactions	(55)
Total net realized gain (loss)		(5,709,285)
Change in net unrealized appreciation (depreciation) on investment securities		28,575,594
Net gain (loss)		22,866,309
Net increase (decrease) in net assets resulting from operations		$51,064,904

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,198,595	$54,779,685
Net realized gain (loss)	(5,709,285)	(16,146,194)
Change in net unrealized appreciation (depreciation)	28,575,594	24,505,879
Net increase (decrease) in net assets resulting from operations	51,064,904	63,139,370
Distributions to shareholders from net investment income	(28,597,871)	(51,667,996)
Affiliated share transactions
Proceeds from sales of shares	–	40,817,659
Reinvestment of distributions	4,961,018	7,898,787
Net increase (decrease) in net assets resulting from share transactions	4,961,018	48,716,446
Total increase (decrease) in net assets	27,428,051	60,187,820
Net Assets
Beginning of period	852,408,685	792,220,865
End of period	$879,836,736	$852,408,685
Other Information
Distributions in excess of net investment income end of period	$(399,276)	$–
Shares
Sold	–	399,851
Issued in reinvestment of distributions	44,570	75,168
Net increase (decrease)	44,570	475,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity High Income Central Fund 2

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$110.82	$109.78	$118.45	$114.34	$113.92	$106.05
Income from Investment Operations
Net investment income (loss)A	3.658	7.278	7.064	7.292	7.828	8.659
Net realized and unrealized gain (loss)	2.961	.631	(8.871)	3.876	(.180)	6.901
Total from investment operations	6.619	7.909	(1.807)	11.168	7.648	15.560
Distributions from net investment income	(3.709)	(6.869)	(6.863)	(7.058)	(7.228)	(7.690)
Total distributions	(3.709)	(6.869)	(6.863)	(7.058)	(7.228)	(7.690)
Net asset value, end of period	$113.73	$110.82	$109.78	$118.45	$114.34	$113.92
Total ReturnB,C	6.09%	7.75%	(1.58)%	9.97%	6.79%	15.22%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	6.64%G	6.93%	6.19%	6.20%	6.73%	7.93%
Supplemental Data
Net assets, end of period (000 omitted)	$879,837	$852,409	$792,221	$872,004	$790,909	$740,594
Portfolio turnover rateH	49 %G	47%	40%	56%	42%	36%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective September 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to September 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments prior to September 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$41,707,214
Gross unrealized depreciation	(21,771,174)
Net unrealized appreciation (depreciation) on securities	$19,936,040
Tax Cost	$852,502,462

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $192,452,499 and $214,700,224, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, fees and expenses of the independent Directors, and certain exceptions such as interest expense and extraordinary expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,956.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,743.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $397.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,316,020 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund is exploring all available options for minimizing any loss and will also incur legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Actual	.0028%	$1,000.00	$1,060.90	$.01
Hypothetical-C		$1,000.00	$1,024.78	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Specialized High Income Central Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
T-Mobile U.S.A., Inc.	3.9	3.9
Sabine Pass Liquefaction LLC	3.8	3.5
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.8	3.1
Wynn Macau Ltd.	2.8	2.4
Bank of America Corp.	2.6	2.4
	16.9

Top Five Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.1	10.6
Telecommunications	10.5	10.7
Banks & Thrifts	10.1	11.0
Diversified Financial Services	9.3	9.7
Technology	6.8	6.5

Quality Diversification (% of fund's net assets)

As of February 28, 2017
BBB	3.1%
BB	74.5%
B	17.9%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	4.4%

As of August 31, 2016
BBB	3.0%
BB	76.2%
B	16.0%
Short-Term Investments and Net Other Assets	4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017 *
Nonconvertible Bonds	80.8%
Bank Loan Obligations	5.6%
Other Investments	9.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 29.3%

As of August 31, 2016 *
Nonconvertible Bonds	79.5%
Bank Loan Obligations	5.3%
Other Investments	10.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * Foreign investments - 25.4%

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.8%
	Principal Amount	Value
Air Transportation - 2.0%
Air Canada 7.75% 4/15/21 (a)	$1,820,000	$2,042,950
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,710,000	1,710,599
Allegiant Travel Co. 5.5% 7/15/19	5,920,000	6,097,600
American Airlines Group, Inc. 5.5% 10/1/19 (a)	1,880,000	1,950,500
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	358,347	395,974
5.5% 4/29/22	689,265	716,836
9.25% 5/10/17	103,491	104,526
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	574,729	649,444
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	832,353	876,967
United Continental Holdings, Inc. 5% 2/1/24	800,000	797,000

TOTAL AIR TRANSPORTATION		15,342,396

Automotive & Auto Parts - 0.7%
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (a)(b)	510,000	503,625
Tenneco, Inc. 5% 7/15/26	1,020,000	1,022,550
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	3,790,000	3,903,700

TOTAL AUTOMOTIVE & AUTO PARTS		5,429,875

Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	1,520,000	1,567,500
5.75% 11/20/25	1,700,000	1,795,625
Royal Bank of Scotland Group PLC 5.125% 5/28/24	3,630,000	3,674,115

TOTAL BANKS & THRIFTS		7,037,240

Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	625,000	631,250
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	930,000	948,600

TOTAL BROADCASTING		1,579,850

Building Materials - 2.7%
Building Materials Corp. of America:
5% 2/15/27 (a)	1,550,000	1,581,000
5.125% 2/15/21 (a)	2,120,000	2,210,100
5.375% 11/15/24 (a)	7,395,000	7,601,321
6% 10/15/25 (a)	1,710,000	1,816,875
Eagle Materials, Inc. 4.5% 8/1/26	1,520,000	1,512,400
Masco Corp.:
3.5% 4/1/21	810,000	826,119
4.375% 4/1/26	1,030,000	1,071,097
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	600,000	634,500
USG Corp. 5.5% 3/1/25 (a)	3,435,000	3,649,688

TOTAL BUILDING MATERIALS		20,903,100

Cable/Satellite TV - 5.5%
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	9,515,000	9,919,388
5.5% 5/15/26 (a)	2,025,000	2,093,344
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	550,000	572,688
5.125% 5/1/23 (a)	2,980,000	3,091,750
5.125% 5/1/27 (a)	2,090,000	2,170,988
5.5% 5/1/26 (a)	3,545,000	3,762,131
5.75% 2/15/26 (a)	1,570,000	1,679,900
5.875% 4/1/24 (a)	2,130,000	2,284,425
5.875% 5/1/27 (a)	2,500,000	2,685,250
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,025,000	2,083,219
DISH DBS Corp. 5.125% 5/1/20	3,280,000	3,419,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,171,350
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	650,000	667,875
5.5% 8/15/26 (a)	4,275,000	4,381,405
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	3,320,000	3,361,500

TOTAL CABLE/SATELLITE TV		43,344,613

Capital Goods - 0.2%
AECOM 5.125% 3/15/27 (a)	1,585,000	1,610,598
Belden, Inc. 5.25% 7/15/24 (a)	330,000	331,238

TOTAL CAPITAL GOODS		1,941,836

Chemicals - 0.6%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	715,000	716,866
3.45% 6/1/23	2,305,000	2,140,769
4.5% 12/1/26 (a)	515,000	527,520
Versum Materials, Inc. 5.5% 9/30/24 (a)	930,000	973,013

TOTAL CHEMICALS		4,358,168

Consumer Products - 0.3%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	2,585,000	2,669,013
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.9634% 12/15/19 (a)(b)	1,075,518	1,097,028
4.25% 9/15/22 (a)(c)	1,215,000	1,215,000
4.289% 5/15/21 (a)(b)	1,525,000	1,565,031
4.625% 5/15/23 (a)	2,510,000	2,553,925
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	1,510,000	1,455,263
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	900,000	928,125
Sealed Air Corp. 6.875% 7/15/33 (a)	120,000	130,200
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	1,060,000	1,066,625

TOTAL CONTAINERS		10,011,197

Diversified Financial Services - 9.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,990,000	2,059,411
4.625% 7/1/22	1,410,000	1,501,819
5% 10/1/21	4,690,000	5,073,923
Aircastle Ltd.:
5% 4/1/23	520,000	547,950
5.125% 3/15/21	4,735,000	5,054,613
6.25% 12/1/19	8,390,000	9,145,100
FLY Leasing Ltd. 6.375% 10/15/21	1,665,000	1,731,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,294,000	2,331,278
5.875% 2/1/22	22,275,000	22,746,761
6% 8/1/20	2,965,000	3,083,630
6.25% 2/1/22 (a)	410,000	423,325
6.75% 2/1/24 (a)	740,000	767,750
ILFC E-Capital Trust II 4.92% 12/21/65 (a)(b)	1,755,000	1,643,119
International Lease Finance Corp.:
4.625% 4/15/21	510,000	542,222
6.25% 5/15/19	2,165,000	2,349,090
MSCI, Inc.:
4.75% 8/1/26 (a)	3,230,000	3,247,765
5.25% 11/15/24 (a)	3,460,000	3,641,650
Navient Corp.:
5% 10/26/20	170,000	170,799
5.875% 10/25/24	405,000	379,688
SLM Corp.:
4.875% 6/17/19	1,495,000	1,524,900
5.5% 1/15/19	1,380,000	1,424,850
5.5% 1/25/23	3,230,000	3,092,725

TOTAL DIVERSIFIED FINANCIAL SERVICES		72,483,968

Diversified Media - 0.1%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	485,000	499,550
Energy - 12.1%
Antero Resources Corp.:
5% 3/1/25 (a)	1,680,000	1,629,600
5.125% 12/1/22	4,870,000	4,894,350
5.625% 6/1/23 (Reg. S)	4,530,000	4,586,625
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (a)	2,155,000	2,278,913
7% 6/30/24 (a)	1,070,000	1,198,400
Concho Resources, Inc. 4.375% 1/15/25	2,180,000	2,212,700
Continental Resources, Inc.:
3.8% 6/1/24	495,000	458,494
4.5% 4/15/23	1,445,000	1,416,100
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,421,000	3,455,210
Ensco PLC:
4.5% 10/1/24	455,000	391,300
5.2% 3/15/25	2,310,000	2,044,350
8% 1/31/24 (a)	880,000	902,000
Gibson Energy, Inc. 6.75% 7/15/21 (a)	3,695,000	3,833,563
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	6,247,000	5,981,503
5.75% 10/1/25 (a)	1,470,000	1,458,975
Nabors Industries, Inc. 5.5% 1/15/23 (a)	899,000	927,656
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	990,000	987,525
Noble Holding International Ltd.:
4.625% 3/1/21	881,000	834,748
7.75% 1/15/24	3,005,000	2,938,740
NRG Yield Operating LLC 5% 9/15/26 (a)	2,445,000	2,396,100
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,525,000	1,559,313
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	6,450,000	7,008,119
5.625% 3/1/25	10,850,000	11,907,875
5.75% 5/15/24	7,260,000	8,035,513
5.875% 6/30/26 (a)	1,490,000	1,671,303
6.25% 3/15/22	1,165,000	1,314,213
Southwestern Energy Co.:
5.8% 1/23/20 (b)	1,150,000	1,138,500
6.7% 1/23/25 (b)	625,000	600,000
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	1,650,000	1,662,375
6.375% 4/1/23	3,030,000	3,060,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,110,000	1,129,425
5.125% 2/1/25 (a)	460,000	478,400
5.25% 5/1/23	275,000	283,938
5.375% 2/1/27 (a)	460,000	479,550
6.75% 3/15/24	1,640,000	1,791,700
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	485,000	514,100
5.875% 10/1/20	620,000	639,375
6.125% 10/15/21	350,000	365,313
6.25% 10/15/22	935,000	1,000,450
The Williams Companies, Inc.:
3.7% 1/15/23	1,500,000	1,470,000
4.55% 6/24/24	3,855,000	3,912,825

TOTAL ENERGY		94,849,439

Environmental - 0.4%
Covanta Holding Corp. 5.875% 3/1/24	3,400,000	3,455,250
Food & Drug Retail - 0.4%
Tesco PLC 6.15% 11/15/37 (a)	3,055,000	3,110,198
Food/Beverage/Tobacco - 4.3%
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,687,969
ESAL GmbH 6.25% 2/5/23 (a)	8,775,000	8,950,500
JBS Investments GmbH:
7.25% 4/3/24 (a)	4,285,000	4,563,525
7.75% 10/28/20 (a)	2,320,000	2,453,400
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	3,850,000	4,023,250
7.25% 6/1/21 (a)	865,000	890,950
7.25% 6/1/21 (a)	2,335,000	2,405,050
8.25% 2/1/20 (a)	3,235,000	3,315,875
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,770,000	1,800,975
4.875% 11/1/26 (a)	595,000	604,223
Minerva Luxembourg SA 6.5% 9/20/26 (a)	575,000	570,688
Vector Group Ltd. 6.125% 2/1/25 (a)	2,030,000	2,090,900

TOTAL FOOD/BEVERAGE/TOBACCO		33,357,305

Gaming - 4.7%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	355,000	371,419
MCE Finance Ltd. 5% 2/15/21 (a)	7,625,000	7,701,250
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (a)	4,455,000	4,332,488
Scientific Games Corp.:
7% 1/1/22 (a)	590,000	627,613
7% 1/1/22 (a)	2,115,000	2,247,188
Wynn Macau Ltd. 5.25% 10/15/21 (a)	21,115,000	21,590,088

TOTAL GAMING		36,870,046

Healthcare - 3.5%
HCA Holdings, Inc.:
4.5% 2/15/27	3,115,000	3,107,213
5% 3/15/24	1,030,000	1,085,363
5.25% 6/15/26	7,245,000	7,652,531
IMS Health, Inc. 5% 10/15/26 (a)	1,030,000	1,045,450
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	340,000	340,850
5.5% 4/15/25 (a)	1,595,000	1,483,350
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	785,000	792,850
6.375% 3/1/24	960,000	1,024,800
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	665,000	665,000
5.5% 2/1/21	5,385,000	5,586,938
Teleflex, Inc. 4.875% 6/1/26	4,980,000	5,017,350

TOTAL HEALTHCARE		27,801,695

Homebuilders/Real Estate - 2.2%
Lennar Corp.:
4.75% 4/1/21	2,115,000	2,202,244
4.875% 12/15/23	900,000	929,250
Mattamy Group Corp. 6.875% 12/15/23 (a)	1,105,000	1,154,725
PulteGroup, Inc.:
4.25% 3/1/21	4,300,000	4,401,050
5% 1/15/27	1,000,000	999,000
Starwood Property Trust, Inc. 5% 12/15/21 (a)	1,530,000	1,589,288
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,680,000	1,722,000
5.625% 3/1/24 (a)	1,500,000	1,548,750
5.875% 4/15/23 (a)	785,000	826,213
VEREIT Operating Partnership LP:
4.125% 6/1/21	710,000	725,194
4.875% 6/1/26	710,000	743,725

TOTAL HOMEBUILDERS/REAL ESTATE		16,841,439

Hotels - 0.2%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	1,815,000	1,795,035
Leisure - 0.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	515,000	543,325
NCL Corp. Ltd. 4.75% 12/15/21 (a)	2,510,000	2,560,200

TOTAL LEISURE		3,103,525

Metals/Mining - 1.6%
ArcelorMittal SA 6.125% 6/1/25	1,300,000	1,460,875
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,735,000	1,611,381
3.875% 3/15/23	1,395,000	1,283,400
4.55% 11/14/24	2,320,000	2,169,200
Lundin Mining Corp. 7.5% 11/1/20 (a)	3,545,000	3,766,563
Teck Resources Ltd. 4.75% 1/15/22	1,905,000	1,978,819

TOTAL METALS/MINING		12,270,238

Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (a)	1,855,000	1,867,985
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	1,845,000	1,894,077
Services - 1.6%
Aramark Services, Inc.:
4.75% 6/1/26	2,415,000	2,421,038
5.125% 1/15/24	4,015,000	4,206,114
IHS Markit Ltd. 4.75% 2/15/25 (a)	655,000	675,063
The ServiceMaster Co. 5.125% 11/15/24 (a)	1,160,000	1,180,300
United Rentals North America, Inc. 4.625% 7/15/23	4,192,000	4,303,130

TOTAL SERVICES		12,785,645

Steel - 2.5%
Steel Dynamics, Inc.:
5% 12/15/26 (a)	1,630,000	1,684,833
5.125% 10/1/21	8,800,000	9,075,000
5.25% 4/15/23	1,300,000	1,353,755
5.5% 10/1/24	6,715,000	7,143,417

TOTAL STEEL		19,257,005

Super Retail - 0.8%
L Brands, Inc.:
5.625% 10/15/23	700,000	731,500
6.75% 7/1/36	2,765,000	2,658,077
6.875% 11/1/35	1,010,000	970,863
Sally Holdings LLC 5.625% 12/1/25	2,050,000	2,085,875

TOTAL SUPER RETAIL		6,446,315

Technology - 6.4%
CDW LLC/CDW Finance Corp. 5% 9/1/25	445,000	451,399
EMC Corp. 2.65% 6/1/20	2,400,000	2,340,233
Lucent Technologies, Inc.:
6.45% 3/15/29	4,490,000	4,961,450
6.5% 1/15/28	515,000	571,650
Micron Technology, Inc.:
5.25% 8/1/23 (a)	2,135,000	2,153,681
5.25% 1/15/24 (a)	1,370,000	1,387,125
5.625% 1/15/26 (a)	3,060,000	3,144,150
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,022,000	2,061,389
6% 7/1/24 (a)	1,995,000	2,062,331
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,490,000	2,549,138
4.125% 6/1/21 (a)	4,975,000	5,164,548
4.625% 6/15/22 (a)	2,450,000	2,603,125
4.625% 6/1/23 (a)	995,000	1,059,675
Open Text Corp. 5.875% 6/1/26 (a)	4,260,000	4,473,000
Qorvo, Inc.:
6.75% 12/1/23	6,450,000	7,030,500
7% 12/1/25	3,345,000	3,696,225
Sensata Technologies BV 5% 10/1/25 (a)	1,460,000	1,481,900
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,410,000	1,519,275
Symantec Corp. 5% 4/15/25 (a)	715,000	733,907
VeriSign, Inc. 5.25% 4/1/25	1,012,000	1,053,745

TOTAL TECHNOLOGY		50,498,446

Telecommunications - 10.2%
Altice Financing SA:
6.5% 1/15/22 (a)	890,000	931,163
6.625% 2/15/23 (a)	3,480,000	3,662,700
7.5% 5/15/26 (a)	9,520,000	10,222,100
Columbus International, Inc. 7.375% 3/30/21 (a)	6,331,000	6,737,007
Level 3 Financing, Inc. 5.25% 3/15/26 (a)	1,519,000	1,532,291
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,240,000	3,498,228
Sprint Communications, Inc.:
7% 3/1/20 (a)	2,980,000	3,255,650
9% 11/15/18 (a)	3,760,000	4,112,500
T-Mobile U.S.A., Inc.:
6% 3/1/23	5,535,000	5,853,263
6% 4/15/24	1,450,000	1,547,875
6.375% 3/1/25	5,795,000	6,229,509
6.464% 4/28/19	4,455,000	4,488,769
6.5% 1/15/24	1,700,000	1,826,650
6.5% 1/15/26	1,360,000	1,494,300
6.542% 4/28/20	2,030,000	2,085,825
6.625% 4/1/23	6,980,000	7,416,250
Telecom Italia Capital SA:
6% 9/30/34	2,501,000	2,469,738
6.375% 11/15/33	1,995,000	2,014,950
Telecom Italia SpA 5.303% 5/30/24 (a)	2,000,000	2,035,000
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	8,170,000	8,302,763

TOTAL TELECOMMUNICATIONS		79,716,531

Utilities - 5.3%
Calpine Corp. 5.25% 6/1/26 (a)	3,125,000	3,171,875
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,057,000	3,255,705
DPL, Inc. 6.75% 10/1/19	3,375,000	3,510,000
NRG Energy, Inc. 6.25% 5/1/24	2,995,000	2,995,000
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,420,561	8,042,033
PPL Energy Supply LLC 6.5% 6/1/25	620,000	508,400
RJS Power Holdings LLC 4.625% 7/15/19 (a)(b)	6,480,000	6,301,800
The AES Corp.:
3.9307% 6/1/19 (b)	204,000	204,082
4.875% 5/15/23	5,470,000	5,431,710
6% 5/15/26	1,555,000	1,601,650
7.375% 7/1/21	5,414,000	6,104,285

TOTAL UTILITIES		41,126,540

TOTAL NONCONVERTIBLE BONDS
(Cost $608,069,467)		632,647,520

Bank Loan Obligations - 5.6%
Aerospace - 0.7%
TransDigm, Inc.:
Tranche D, term loan 3.9835% 6/4/21 (b)	3,319,275	3,331,125
Tranche F, term loan 3.7806% 6/9/23 (b)	2,030,752	2,040,540

TOTAL AEROSPACE		5,371,665

Air Transportation - 0.2%
American Airlines, Inc. Tranche B, term loan 3.27% 12/14/23 (b)	1,650,000	1,658,250
Broadcasting - 0.2%
Nielsen Finance LLC Tranche B 3LN, term loan 3.2728% 10/4/23 (b)	1,416,450	1,432,187
Cable/Satellite TV - 0.4%
Zayo Group LLC:
term loan 2.7806% 1/19/21 (b)	725,000	730,285
Tranche 1LN, term loan 1/19/24 (d)	58,500	59,048
Tranche B 1LN, term loan 3.5% 1/19/24 (b)	121,500	122,637
Ziggo Secured Finance Partnership Tranche E, term loan 3.267% 4/15/25 (b)	2,565,000	2,572,336

TOTAL CABLE/SATELLITE TV		3,484,306

Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4.0093% 12/17/21 (b)	1,636,956	1,641,048
Electric Utilities No Longer Use - 0.0%
Limetree Bay Terminals LLC term loan 2/10/24 (d)	155,000	155,969
Food & Drug Retail - 0.2%
Albertson's LLC term loan 4.3023% 6/22/23 (b)	350,476	355,428
JBS USA Lux SA Tranche B, term loan 3.2794% 10/30/22 (b)	1,525,000	1,533,266

TOTAL FOOD & DRUG RETAIL		1,888,694

Food/Beverage/Tobacco - 0.1%
Pinnacle Foods Finance LLC Tranche B, term loan 2.78% 2/3/24 (b)	560,000	562,565
Gaming - 0.3%
Scientific Games Corp. Tranche B 3LN, term loan 4.8456% 10/1/21 (b)	2,597,228	2,637,277
Healthcare - 0.7%
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	2,245,000	2,272,120
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 5.03% 2/13/19 (b)	2,775,468	2,787,625

TOTAL HEALTHCARE		5,059,745

Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3.25% 2/17/24 (b)	1,550,000	1,549,039
Services - 0.6%
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	2,189,172	2,197,382
Tranche DD, term loan 4% 11/8/20 (b)	560,021	562,121
Xerox Business Services LLC Tranche B, term loan 6.2756% 12/7/23 (b)	1,680,000	1,707,300

TOTAL SERVICES		4,466,803

Super Retail - 0.2%
PetSmart, Inc. term loan 4% 3/11/22 (b)	1,629,218	1,603,753
Technology - 0.4%
Go Daddy Operating Co. LLC Tranche B, term loan:
2/15/24 (d)(e)	1,183,934	1,186,562
3.27% 2/15/24 (b)	891,066	893,044
Rackspace Hosting, Inc. term loan 4.5345% 11/3/23 (b)	390,000	394,146
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	451,613	458,952

TOTAL TECHNOLOGY		2,932,704

Telecommunications - 0.3%
Level 3 Financing, Inc. Tranche B, term loan 2/22/24 (d)	1,575,000	1,582,308
Sprint Communications, Inc. Tranche B, term loan 3.3125% 2/3/24 (b)	545,000	545,779
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (b)	50,000	50,500

TOTAL TELECOMMUNICATIONS		2,178,587

Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.03% 5/3/20 (b)	4,309,746	4,307,936
Calpine Corp.:
Tranche B 6LN, term loan 3.75% 1/1/23 (b)	1,697,850	1,705,541
Tranche B, term loan 3.0746% 11/30/17 (b)	1,125,000	1,125,281

TOTAL UTILITIES		7,138,758

TOTAL BANK LOAN OBLIGATIONS
(Cost $43,183,604)		43,761,350

Preferred Securities - 9.2%
Banks & Thrifts - 9.2%
Bank of America Corp.:
6.1% (b)(f)	2,440,000	2,671,016
6.25% (b)(f)	12,760,000	14,044,414
6.5% (b)(f)	3,245,000	3,618,875
Barclays Bank PLC 7.625% 11/21/22	9,175,000	10,049,043
Barclays PLC:
6.625% (b)(f)	1,775,000	1,788,771
8.25% (b)(f)	2,085,000	2,249,020
BNP Paribas SA 7.375% (a)(b)(f)	1,865,000	1,903,302
Citigroup, Inc.:
5.875% (b)(f)	3,735,000	3,950,343
5.95% (b)(f)	7,450,000	7,896,424
5.95% (b)(f)	1,115,000	1,167,724
6.125% (b)(f)	2,860,000	3,075,916
Credit Agricole SA:
6.625% (a)(b)(f)	9,580,000	9,580,134
7.875% (a)(b)(f)	1,480,000	1,531,526
JPMorgan Chase & Co.:
5.3% (b)(f)	560,000	589,439
6% (b)(f)	2,040,000	2,146,367
6.1% (b)(f)	1,135,000	1,220,165
6.75% (b)(f)	3,910,000	4,350,739

TOTAL BANKS & THRIFTS		71,833,218

TOTAL PREFERRED SECURITIES
(Cost $68,689,671)		71,833,218
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.60% (g)
(Cost $23,377,973)	23,373,299	23,377,973
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $743,320,715)		771,620,061
NET OTHER ASSETS (LIABILITIES) - 1.4%		11,297,072
NET ASSETS - 100%		$782,917,133

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $321,361,559 or 41.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,183,934 and $1,186,562, respectively.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,997
Total	$49,997

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$632,647,520	$--	$632,647,520	$--
Bank Loan Obligations	43,761,350	--	43,761,350	--
Preferred Securities	71,833,218	--	71,833,218	--
Money Market Funds	23,377,973	23,377,973	--	--
Total Investments in Securities:	$771,620,061	$23,377,973	$748,242,088	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.7%
Cayman Islands	4.7%
Luxembourg	4.4%
United Kingdom	3.9%
Canada	3.1%
Bermuda	2.5%
Austria	2.3%
Netherlands	2.1%
Ireland	2.0%
France	1.6%
Multi-National	1.3%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $719,942,742)	$748,242,088
Fidelity Central Funds (cost $23,377,973)	23,377,973
Total Investments (cost $743,320,715)		$771,620,061
Cash		163,607
Receivable for investments sold		7,823,240
Interest receivable		9,136,499
Distributions receivable from Fidelity Central Funds		7,037
Total assets		788,750,444
Liabilities
Payable for investments purchased
Regular delivery	$4,613,841
Delayed delivery	1,215,000
Distributions payable	53
Other payables and accrued expenses	4,417
Total liabilities		5,833,311
Net Assets		$782,917,133
Net Assets consist of:
Paid in capital		$751,505,083
Distributions in excess of net investment income		(326,058)
Accumulated undistributed net realized gain (loss) on investments		3,438,762
Net unrealized appreciation (depreciation) on investments		28,299,346
Net Assets, for 7,549,433 shares outstanding		$782,917,133
Net Asset Value, offering price and redemption price per share ($782,917,133 ÷ 7,549,433 shares)		$103.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Dividends		$2,507,795
Interest		18,810,990
Income from Fidelity Central Funds		49,997
Total income		21,368,782
Expenses
Custodian fees and expenses	$6,343
Independent directors' fees and expenses	1,647
Total expenses before reductions	7,990
Expense reductions	(2,247)	5,743
Net investment income (loss)		21,363,039
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,633,738
Fidelity Central Funds	5,483
Total net realized gain (loss)		5,639,221
Change in net unrealized appreciation (depreciation) on investment securities		1,785,301
Net gain (loss)		7,424,522
Net increase (decrease) in net assets resulting from operations		$28,787,561

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,363,039	$46,452,119
Net realized gain (loss)	5,639,221	(37,522,215)
Change in net unrealized appreciation (depreciation)	1,785,301	50,540,780
Net increase (decrease) in net assets resulting from operations	28,787,561	59,470,684
Distributions to shareholders from net investment income	(21,689,097)	(45,340,740)
Distributions to shareholders from net realized gain	(2,200,459)	–
Total distributions	(23,889,556)	(45,340,740)
Affiliated share transactions
Proceeds from sales of shares	1	74,737,848
Reinvestment of distributions	23,889,165	45,340,038
Cost of shares redeemed	(79,995,954)	(49,995,417)
Net increase (decrease) in net assets resulting from share transactions	(56,106,788)	70,082,469
Total increase (decrease) in net assets	(51,208,783)	84,212,413
Net Assets
Beginning of period	834,125,916	749,913,503
End of period	$782,917,133	$834,125,916
Other Information
Distributions in excess of net investment income end of period	$(326,058)	$–
Shares
Sold	–(a)	746,796
Issued in reinvestment of distributions	232,897	457,967
Redeemed	(776,738)	(500,303)
Net increase (decrease)	(543,841)	704,460

 (a) Amount represents less than one share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Specialized High Income Central Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$103.06	$101.49	$107.68	$103.63	$104.86	$98.66
Income from Investment Operations
Net investment income (loss)A	2.756	5.682	5.462	5.687	6.163	6.937
Net realized and unrealized gain (loss)	.983	1.436	(6.176)	3.995	(1.387)	5.796
Total from investment operations	3.739	7.118	(.714)	9.682	4.776	12.733
Distributions from net investment income	(2.800)	(5.548)	(5.476)	(5.632)	(6.006)	(6.533)
Distributions from net realized gain	(.289)	–	–	–	–	–
Total distributions	(3.089)	(5.548)	(5.476)	(5.632)	(6.006)	(6.533)
Net asset value, end of period	$103.71	$103.06	$101.49	$107.68	$103.63	$104.86
Total ReturnB,C	3.70%	7.39%	(.70)%	9.53%	4.58%	13.31%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	5.41%G	5.75%	5.22%	5.34%	5.80%	6.82%
Supplemental Data
Net assets, end of period (000 omitted)	$782,917	$834,126	$749,914	$474,640	$396,497	$464,917
Portfolio turnover rateH	46%G	46%	49%	78%	72%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective September 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to September 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments prior to September 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$29,995,027
Gross unrealized depreciation	(1,762,264)
Net unrealized appreciation (depreciation) on securities	$28,232,763
Tax Cost	$743,387,298

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded load commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $176,623,243 and $229,560,344, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,647.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $600.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Actual	.0016%	$1,000.00	$1,037.00	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SHI-SANN-0417
1.820820.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 1, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 1, 2017